Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Schedule of Maturities of Lease Liabilities [Line Items]
2026		$ 15,532	$ 47,895
2027	$ 52,210	15,532
2028	16,042	15,532
2029	16,042	15,532
2030	16,042	15,533
Total lease payments	100,336	77,661	49,583
Less: imputed interest	5,955	6,675
Present value of lease liabilities	$ 94,381	70,986	47,895
Previously Reported [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
Less: imputed interest		$ 6,675	$ 1,688